United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	November 8, 2012

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:	$148,314,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1343    17765 SH       Sole                    17015               750
AllianceBernstein Holdings LP  COM              01881g106      238    15475 SH       Sole                    15475
American Express               COM              025816109      944    16600 SH       Sole                    16600
BHP Billiton Ltd               COM              088606108      617     9000 SH       Sole                     9000
BP PLC                         COM              055622104     1031    24340 SH       Sole                    24340
Bank of New York Mellon        COM              064057102      604    26709 SH       Sole                    19549              7160
Berkshire Hathaway Inc. CL A   COM              084670108      531        4 SH       Sole                        4
Berkshire Hathaway Inc. Cl B   COM              084670702     2729    30938 SH       Sole                    28130              2808
Bristol-Myers Squibb           COM              110122108     1067    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     5525   160090 SH       Sole                   146290             13800
Brookfield Infrastru Prtnrs LP COM              g16252102     4040   113642 SH       Sole                   103217             10425
CME Group Inc Cl A             COM              167760107      286     5000 SH       Sole                     5000
CVS Caremark, Corp.            COM              126650100      821    16951 SH       Sole                    16951
CapitalSource Inc.             COM              14055X102      573    75608 SH       Sole                    70358              5250
Cenovus Energy, Inc.           COM              15135U109      342     9800 SH       Sole                     9350               450
Charles Schwab                 COM              808513105     4013   313880 SH       Sole                   222030             91850
Chevron Corp.                  COM              166751107     2449    21009 SH       Sole                    18009              3000
CitiGroup Inc.                 COM              172967101      987    30157 SH       Sole                    24576              5581
Coca Cola Co.                  COM              191216100     1197    31550 SH       Sole                    28550              3000
Colgate-Palmolive              COM              194162103      560     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     2495    71675 SH       Sole                    64350              7325
Comcast Corp. Cl A             COM              20030N101      410    11470 SH       Sole                    10905               565
ConocoPhillips                 COM              20825C104     1437    25137 SH       Sole                    25137
Copano Energy, LLC             COM              217202100     1889    57291 SH       Sole                    54291              3000
Deere & Co.                    COM              244199105      701     8500 SH       Sole                     8500
DirectTV                       COM              25490A309     1550    29556 SH       Sole                    27343              2213
Discovery Commun Ser A         COM              25470F104      278     4660 SH       Sole                     4106               554
Discovery Commun Ser C         COM              25470F302      261     4660 SH       Sole                     4106               554
Duke Energy Corp.              COM              26441c105      337     5198 SH       Sole                     5198
Duke Realty Corp               COM              264411505      225    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      705    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      222    10150 SH       Sole                     9250               900
Enbridge Energy Management LLC COM              29250X103     3988   125977 SH       Sole                   119760              6218
Enstar Group LTD               COM              G3075P101      539     5410 SH       Sole                     5110               300
Ethan Allen Interiors          COM              297602104      229    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     4615    50466 SH       Sole                    50466
First Nat'l of Nebraska, Inc.  COM              335720108     3209      775 SH       Sole                      675               100
Forest City Ent. CL A          COM              345550107      173    10900 SH       Sole                    10100               800
General Electric               COM              369604103     4258   187500 SH       Sole                   173050             14450
HSBC Holdings PLC              COM              404280406     1527    32866 SH       Sole                    32866
Honeywell Intl.                COM              438506107      896    15000 SH       Sole                    12000              3000
Hyster-Yale MH CL A            COM              449172105      443    10375 SH       Sole                     9765               610
Intl Bus Machines              COM              459200101      594     2863 SH       Sole                     2863
JPMorgan Chase                 COM              46625H100      610    15061 SH       Sole                    15061
Johnson & Johnson              COM              478160104    10543   152990 SH       Sole                   150490              2500
Kinder Morgan Energy Partners  COM              494550106      809     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     2472   108673 SH       Sole                   100173              8500
Liberty Global Cl A            COM              530555101     1594    26231 SH       Sole                    24660              1571
Liberty Global Ser C           COM              530555309     2757    48788 SH       Sole                    43817              4971
Liberty Interactive Ser A      COM              53071M104      591    31962 SH       Sole                    29188              2774
Liberty Media Corp Ser A       COM              530322106      880     8451 SH       Sole                     7705               746
Lockheed Martin                COM              539831099      492     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     7268    83105 SH       Sole                    78900              4205
Manulife Financial Corp.       COM              56501r106      144    12000 SH       Sole                     6000              6000
Markel Corp.                   COM              570535104      224      488 SH       Sole                      328               160
Markwest Energy Ptnr LP        COM              570759100     2258    41500 SH       Sole                    35200              6300
Marriott Intl. Inc.            COM              571903202      587    15000 SH       Sole                    15000
Martin Marietta Mtrl           COM              573284106      535     6450 SH       Sole                     5775               675
McDonald's Corp.               COM              580135101      307     3350 SH       Sole                     3350
Merck & Co.                    COM              589331107     6010   133276 SH       Sole                   133276
Microsoft Corp.                COM              594918104     1020    34279 SH       Sole                    34279
Monsanto Co.                   COM              61166w101      410     4500 SH       Sole                     4500
Montpelier Re Holdings LTD     COM              G62185106      969    43800 SH       Sole                    40100              3700
Nacco Inds Inc. CL A           COM              652957910     1301    10375 SH       Sole                     9765               610
National Aust Bank             COM              632525408      608    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     2610   106504 SH       Sole                    98504              8000
Nextera Energy, Inc.           COM              65339F101      997    14182 SH       Sole                    14182
Nuveen Govt Income Fund        COM              67090N109      168    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     4927    82800 SH       Sole                    72800             10000
Pfizer Inc.                    COM              717081103     2644   106381 SH       Sole                   100681              5700
Philip Morris Intl Inc         COM              718172109      854     9500 SH       Sole                     9500
Phillips 66                    COM              718546104      504    10871 SH       Sole                    10871
Plum Creek Timber              COM              729251108      416     9500 SH       Sole                     9500
Procter & Gamble Co            COM              742718109      319     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     4656    94999 SH       Sole                    91849              3150
Royal Dutch Shell              COM              780259206     1367    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      328    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      552    18800 SH       Sole                    18800
St. Joe Co                     COM              790148100      813    41685 SH       Sole                    34810              6875
Suncor Energy Inc.             COM              867229106      296     9000 SH       Sole                     9000
TAL International Group        COM              874083108      432    12700 SH       Sole                    11950               750
Texas Instruments              COM              882508104     1323    48000 SH       Sole                    48000
Toronto-Dominion Bank          COM              891160509      364     4363 SH       Sole                     4363
Travelers Companies Inc.       COM              792860108      454     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1693    77130 SH       Sole                    65005             12125
U.S. Bancorp                   COM              902973304     2694    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      227     9145 SH       Sole                     6645              2500
Verizon Comm.                  COM              92343V104      269     5906 SH       Sole                     5906
VistaPrint Limited             COM              G93762204     3389    99250 SH       Sole                    87250             12000
W.P. Carey Inc                 COM              92930Y107     4689    95700 SH       Sole                    92625              3075
Walt Disney Co.                COM              254687106     1908    36505 SH       Sole                    31705              4800
Waste Management, Inc.         COM              94106L109      375    11700 SH       Sole                    10700              1000
Wells Fargo & Co.              COM              949746101     3172    91868 SH       Sole                    83868              8000
Wells Fargo Adv Global Div Opp COM              30024H101      102    12000 SH       Sole                    12000
White Mountains Insurance Grou COM              G9618E107      540     1052 SH       Sole                      927               125
Williams Companies             COM              969457100      329     9400 SH       Sole                     7900              1500
Zimmer Holdings Inc.           COM              98956p102      335     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      566    14200 SH       Sole                    12800              1400
Longleaf Partners Internationa MUT              543069405      244 18326.2500 SH     Sole               13905.9100         4420.3400
Putnam Global Healthcare Fund  MUT              746778109      265 5631.9930 SH      Sole                5631.9930
T Rowe Price Growth Stock    MUT              741479109      224 5868.6030 SH      Sole                5868.6030
REPORT SUMMARY		     101 DATA RECORDS	            148314    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED